Shareholders' equity - Movement in number of ordinary shares (Details) $ / shares in Units, $ in Millions		6 Months Ended			12 Months Ended
	Nov. 06, 2023 AUD ($) $ / shares shares	Mar. 31, 2024 $ / shares shares	Sep. 30, 2023 shares	Mar. 31, 2023 shares	Sep. 30, 2022 AUD ($) $ / shares shares
Reconciliation of movement in number of ordinary shares
Maximum value of shares authorized for buyback | $	$ 1,500
Number of shares bought back and cancelled in on-market buyback	34,442,450
Value of shares bought back and cancelled in on-market buyback | $	$ 849
Average price per share of shares repurchased in on-market buyback | $ / shares	$ 24.65
Ordinary shares
Shareholders' equity
Par value | $ / shares		$ 0
Number of votes per ordinary shares | $ / shares		1
Reconciliation of movement in number of ordinary shares
Balance as at beginning of period		3,509,076,960	3,509,076,960	3,501,127,694
Shares issued from dividend reinvestment plan				7,949,266
Share buyback		(34,442,450)
Balance as at end of year		3,474,634,510	3,509,076,960	3,509,076,960	3,501,127,694
DRP average price per share for final dividend | $ / shares					$ 23.86
Increase in share capital attributable to DRP final dividend | $					$ 192
DRP final dividend transaction costs | $					$ 2